30 Net revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 58,543,494	R$ 52,323,525	R$ 57,999,866
Foreign market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	69,569,301	62,284,161	68,663,320
Sales revenue [member] | Domestic market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	43,256,810	38,333,817	42,144,075
Sales revenue [member] | Domestic market [member] | Revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	43,356,596	38,391,132	42,189,365
Sales revenue [member] | Domestic market [member] | Rebates [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(99,786)	(57,315)	(45,290)
Sales revenue [member] | Foreign market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	26,312,491	23,950,344	26,519,245
Sales revenue [member] | Foreign market [member] | Revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	26,362,457	23,998,067	26,577,433
Sales revenue [member] | Foreign market [member] | Rebates [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(49,966)	(47,723)	(58,188)
Sales and services deductions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(11,025,807)	(9,960,636)	(10,663,454)
Sales and services deductions [member] | Domestic market [member] | Taxes [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(10,726,404)	(9,704,712)	(10,219,138)
Sales and services deductions [member] | Domestic market [member] | Sales returns [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(161,207)	(138,749)	(148,918)
Sales and services deductions [member] | Foreign market [member] | Taxes [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(40,383)	(31,427)	(36,562)
Sales and services deductions [member] | Foreign market [member] | Sales returns [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ (97,813)	R$ (85,748)	R$ (258,836)